Right-of-Use Assets (Details)		6 Months Ended		12 Months Ended
	Jan. 01, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)
Right-of-Use Assets [Line Items]
Monthly rent		$ 11,611	$ 3,628	$ 7,831		$ 6,926
Lease payment		44,526		113,782		300,000
Amortization		$ 75,042	$ 69,466	153,726		$ 118,049
Impairment loss				$ 137,785
Office Lease [Member]
Right-of-Use Assets [Line Items]
Monthly rent	$ 12,000
Term of lease	2 years
Lease Agreement [Member]
Right-of-Use Assets [Line Items]
Term of lease				10 years	10 years
Lease payment					$ 6,500
Lease Agreements One [Member]
Right-of-Use Assets [Line Items]
Term of lease				10 years	10 years
Lease payment					$ 4,000
Lease Agreements Two [Member]
Right-of-Use Assets [Line Items]
Term of lease				5 years	5 years
Lease payment					$ 5,000